RESTATEMENT OF PRIOR QUARTERS	3 Months Ended
Mar. 31, 2014
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
3.	RESTATEMENT OF PRIOR QUARTERS

In the fourth quarter of 2013, we discovered that some of the amounts we had previously reported in prior quarters had not been recorded correctly. The adjustments to correct for accounting differences were made in the fourth quarter of 2013 and are primarily related to our accounting for convertible note obligations.

The following table sets forth the effects of the restatement on affected items within our previously reported Condensed Consolidated Statement of Operations for the three months ended March 31, 2013.

	Three Months Ended March 31, 2013
	As Reported	As Restated
Operating loss	$(1,636)	$(1,885)
Non-operating income (loss)	(3,906)	(2,753)
Net loss	(5,542)	(4,638)
Net loss per common share, basic and diluted	$(0.01)	$(0.01)